UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C.20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment  [ ]; Amendment Number:_____________

This Amendment           [ ]  is a restatement.
(Check only one.):
                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Seamans Capital Management, LLC

Address:    500 Boylston Street, Suite 420
            Boston, MA 02116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard F. Seamans

Title:     Managing Director

Phone:     781-890-5225

Signature, Place, and Date of Signing:

/s/ Richard F. Seamans           Boston, MA                  May, 10, 2013
________________________       _______________             ________________
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0 (zero)

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:   123,385
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

                                                      FORM 13F INFORMATION TABLE


COLUMN 1                                COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6      COLUMN 7     COLUMN 8
----------------------------------- ---------------- ---------- ---------- ----------------  -------------  -----------  -----------
                                                                                                                            VOTING
                                        TITLE OF                   VALUE     SHRS OR   SH/     INVESTMENT      OTHER       AUTHORITY
NAME OF ISSUER                           CLASS          CUSIP    (x$1000)    PRN AMT   PRN     DISCRETION     MANAGERS       SOLE
----------------------------------- ---------------- ---------- ---------- ---------- -----  -------------  -----------  -----------

Central Fund of Canada              Class A          153501101  34,409     1,776,432    sh     sole           no           1,776,432
  Class A
Currencyshares                      Canadian Dollar  23129X105  343.00     3,500        sh     sole           no           3,500
  Canadian Dollar ETF
Proshares UltraShort Euro           ULTRASHRT EURO   74347W882  6,817      340,850      sh     sole           no           340,850
Proshares UltraShort Yen            ULTRASHRT YEN    74347W569  11,166     189,250      sh     sole           no           189,250
Sprott Physical Gold Trust          unit             85207H104  15,388     1,137,358    sh     sole           no           1,137,358
iShares Barclays 20+ Year Treasury  Barclays 20+ YR  464287432  5,888      50,000       sh     sole           no           50,000
Agnico-Eagle Mines                  com              008474108  92         2,250        sh     sole           no           2,250
Alamos Gold                         com              011527108  2,974      216,575      sh     sole           no           216,575
Aurico Gold                         com              05155C105  13         2,136        sh     sole           no           2,136
Banro                               com              066800103  1,741      1,016,150    sh     sole           no           1,016,150
Baytex Energy                       com              07317Q105  2,228      53,175       sh     sole           no           53,175
DTE Energy                          com              233331107  1,029      15,050       sh     sole           no           15,050
Enerplus                            com              292766102  4,541      310,795      sh     sole           no           310,795
First Majestic Silver               com              32076V103  1,474      91,000       sh     sole           no           91,000
Franco-Nevada                       com              351858105  123        2,700        sh     sole           no           2,700
Golar LNG                           com              G9456A100  662        17,900       sh     sole           no           17,900
Gold Fields ADR                     adr              38059T106  3,522      454,400      sh     sole           no           454,400
Goldcorp                            com              380956409  113        3,350        sh     sole           no           3,350
Hecla Mining                        com              422704106  3,584      907,250      sh     sole           no           907,250
IAMGOLD US                          com              450913108  3,080      427,825      sh     sole           no           427,825
Newmont Mining                      com              651639106  5,386      128,570      sh     sole           no           128,570
Powershares DB Agriculture          PS DB AGRICIL    73936B408  44         1,700        sh     sole           no           1,700
  Fund                              FD
Randgold Resources                  com              752344309  5,196      60,430       sh     sole           no           60,430
Rubicon Minerals                    com              780911103  73         30,000       sh     sole           no           30,000
Sibanye Gold                        ADR              825724206  425        75,235       sh     sole           no           75,235
Silver Wheaton                      com              828336107  1,873      59,750       sh     sole           no           59,750
Sprott Physical Platinum            unit             85207Q104  1,474      149,000      sh     sole           no           149,000
  and Palladium
Sprott Physical Silver Trust        unit             85207K107  578        51,600       sh     sole           no           51,600
Tahoe Resources                     com              873868103  218        12,400       sh     sole           no           12,400
Teucrium Soybean Fund               SOYBEAN FD       88166A607  337        13,900       sh     sole           no           13,900
The Southern Company                com              842587107  324        6,900        sh     sole           no           6,900
Utilities Select Sector SPDR        SBI INT UTILS    81369Y886  707        18,100       sh     sole           no           18,100
Velocityshares 2x VIX               ETN LKD SPVXSP   22539T852  263        74,825       sh     sole           no           74,825
Vermilion Energy                    com              923725105  414        8,000        sh     sole           no           8,000
Williams                            com              969457100  285        7,600        sh     sole           no           7,600
XCEL Energy                         com              98389B100  884        29,750       sh     sole           no           29,750
Yamana Gold                         com              98462Y100  5,196      338,500      sh     sole           no           338,500
Yingli Green Energy ADR             adr              98584B103  103        54,000       sh     sole           no           54,000
Gold Fields 10/19/2013              call             38059T906  188        2,800        sh     sole           no           2,800
  8 Call option
Gold Fields 01/18/2014              call             38059T906  52         765          sh     sole           no           765
  10 Call Option
Newmont Mining 01/18/2012           call             651639906  36         280          sh     sole           no           280
  50 Call Option
Newmont Mining 01/18/2014           call             651639906  31         855          sh     sole           no           855
  60 Call Option
Randgold 01/18/2014                 call             752344909  111        232          sh     sole           no           232
  100 Call Option
